Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HOMESTEAD FUNDS TRUST
Entity Central Index Key	0001768447
Document Period End Date	Jun. 30, 2024
C000211759 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund
Class Name	Intermediate Bond Fund
Trading Symbol	HOIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Bond Fund ("Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadfunds.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadfunds.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Intermediate Bond Fund	$40	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80% [1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The Fund returned -0.38% for the six months ended June 30, 2024, outperforming its benchmark index, the Bloomberg U.S. Aggregate Index, which returned -0.71%.
Key contributors to the Fund’s outperformance were its allocations to corporate bonds, particularly in industrial and financial sectors, which contributed significantly as credit spreads narrowed. Investments in structured assets, including asset-backed securities (ABS) and collateralized mortgage obligations, also positively impacted returns. The Fund benefited from strategic yield curve positioning and effective duration management.
The Fund’s underweight position in U.S. Treasuries and security selection generally detracted from performance. Additionally, a slight underweight allocation to commercial mortgage-backed securities (MBS) had a minor negative impact.
During the period, the team strategically added to the Fund’s duration to benefit from interest rate volatility as inflation data delayed expected rate cuts to late 2024. Allocations to corporate bonds and ABS were increased while reducing allocations to U.S. Treasuries and MBS, to improve yield and capitalize on market opportunities.

Performance Past Does Not Indicate Future [Text]	The returns reflected in the above table and chart represent past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the account values on June 30 of each year since the Fund's inception on May 1, 2019 of a $10,000 initial investment in the Fund and a broad-based securities market index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Intermediate Bond Fund	3.20%	0.14%	0.62%
Intermediate Bond Fund—excluding sales load	3.20%	0.14%	0.62%
Bloomberg U.S. Aggregate Index	2.63%	(0.23)%	0.36%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	To obtain the most recent month-end returns, please visit https://www.homesteadfunds.com/solutions/performance-prices/ or call 800.258.3030.
Net Assets	$ 134,846,707
Holdings Count | Holding	327
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of June 30, 2024.
Fund Net Assets	$134,846,707
Total Number of Portfolio Holdings	327
Portfolio Turnover	77%
Weighted Average Maturity (Years)	8.59

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
Corporate bonds—other	34.4%
Mortgage-backed securities	29.6%
U.S. government and agency obligations	15.5%
Asset-backed securities	9.8%
Yankee bonds	7.4%
Municipal bonds	1.2%
Corporate bonds—government guaranteed	0.1%
Short-term and other assets	2.0%
Total	100.0%

[1]	Annualized.